Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of total consideration transferred in acquiring infrastructure
Proceeds from newly issued term loan facility	$ 300,000
Cash provided from operations	62,980
Total cash consideration	362,980
Issuance of Willbros Group common stock	58,078
Contingent consideration	55,340
Total consideration	$ 476,398